Multi-Manager Small Cap Equity Strategies Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 0.7%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	31,184	616,819
Bandwidth, Inc., Class A(a)	31,286	657,945
Total		1,274,764
Entertainment 0.1%
Eventbrite, Inc., Class A(a)	137,107	482,617
Madison Square Garden Entertainment Corp.(a)	10,804	399,640
Playstudios, Inc.(a)	32,339	62,091
Playtika Holding Corp.	34,981	294,540
Sphere Entertainment Co.(a)	2,600	106,990
Total		1,345,878
Interactive Media & Services 0.2%
Nextdoor Holdings, Inc.(a)	179,597	436,421
Outbrain, Inc.(a)	22,328	121,241
Shutterstock, Inc.	51,000	1,615,680
Vimeo, Inc.(a)	283,617	1,852,019
ZoomInfo Technologies, Inc.(a)	99,300	1,086,342
Total		5,111,703
Media 0.3%
Emerald Holding, Inc.	54,700	271,859
Integral Ad Science Holding Corp.(a)	30,400	339,872
National CineMedia, Inc.(a)	88,400	614,380
Scholastic Corp.	44,617	1,176,996
Stagwell, Inc.(a)	349,423	2,746,465
TEGNA, Inc.	77,200	1,449,044
Total		6,598,616
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	9,501	155,911
Total Communication Services		14,486,872
Consumer Discretionary 10.7%
Automobile Components 2.1%
Adient PLC(a)	132,803	2,553,802
American Axle & Manufacturing Holdings, Inc.(a)	233,713	1,544,843
Cooper-Standard Holding, Inc.(a)	6,741	104,081
Dana, Inc.	451,701	4,517,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Fox Factory Holding Corp.(a)	120,220	3,904,745
Goodyear Tire & Rubber Co. (The)(a)	528,589	5,677,046
LCI Industries	44,678	5,397,549
Modine Manufacturing Co.(a)	42,980	5,836,254
Phinia, Inc.	107,579	6,033,030
Stoneridge, Inc.(a)	75,687	519,213
Visteon Corp.(a)	63,008	5,883,057
Total		41,970,630
Automobiles 0.2%
Harley-Davidson, Inc.	56,300	1,893,369
Winnebago Industries, Inc.	40,303	2,359,338
Total		4,252,707
Broadline Retail 0.2%
1stdibs.com, Inc.(a)	18,767	73,004
Global-e Online Ltd.(a)	51,719	2,703,869
Nordstrom, Inc.	47,600	1,080,996
Total		3,857,869
Diversified Consumer Services 0.4%
Adtalem Global Education, Inc.(a)	10,400	950,664
American Public Education, Inc.(a)	19,455	401,162
Bright Horizons Family Solutions, Inc.(a)	39,067	4,517,317
Chegg, Inc.(a)	98,396	207,616
Laureate Education, Inc., Class A(a)	54,600	1,037,400
Total		7,114,159
Hotels, Restaurants & Leisure 2.6%
Accel Entertainment, Inc.(a)	111,200	1,285,472
Bloomin’ Brands, Inc.	147,200	2,051,968
Boyd Gaming Corp.	78,548	5,800,770
Dave & Buster’s Entertainment, Inc.(a)	30,600	1,203,192
Denny’s Corp.(a)	241,200	1,582,272
El Pollo Loco Holdings, Inc.(a)	81,800	1,040,496
Everi Holdings, Inc.(a)	148,700	2,002,989
First Watch Restaurant Group, Inc.(a)	172,204	3,287,374
Hilton Grand Vacations, Inc.(a)	37,100	1,572,669
International Game Technology PLC	106,100	2,040,303
Life Time Group Holdings, Inc.(a)	233,468	5,666,268

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marriott Vacations Worldwide Corp.	21,200	2,104,100
Monarch Casino & Resort, Inc.	16,400	1,377,764
Papa John’s International, Inc.	19,500	971,685
Planet Fitness, Inc., Class A(a)	58,165	5,790,326
Playa Hotels & Resorts NV(a)	96,300	942,777
Six Flags Entertainment Corp.	126,616	5,848,393
Texas Roadhouse, Inc.	10,806	2,218,148
Travel + Leisure Co.	34,600	1,933,102
United Parks & Resorts, Inc.(a)	34,900	2,046,536
Wyndham Hotels & Resorts, Inc.	27,685	2,718,113
Total		53,484,717
Household Durables 2.2%
Beazer Homes USA, Inc.(a)	12,200	426,390
Century Communities, Inc.	12,700	1,147,572
Flexsteel Industries, Inc.	3,685	217,526
GoPro, Inc., Class A(a)	452,220	556,231
Green Brick Partners, Inc.(a)	26,539	1,896,477
Helen of Troy Ltd.(a)	27,000	1,979,910
Hooker Furnishings Corp.	9,966	186,663
iRobot Corp.(a)	200,464	1,525,531
KB Home	91,265	7,551,266
Landsea Homes Corp.(a)	58,453	668,118
Legacy Housing Corp.(a)	23,600	617,612
Leggett & Platt, Inc.	93,100	1,172,129
LGI Homes, Inc.(a)	10,700	1,171,543
Lifetime Brands, Inc.	9,207	54,229
M/I Homes, Inc.(a)	10,108	1,668,123
Meritage Homes Corp.	18,887	3,608,739
Purple Innovation, Inc.(a)	1,478	1,418
Sonos, Inc.(a)	360,146	4,901,587
Taylor Morrison Home Corp., Class A(a)	103,362	7,635,351
Traeger, Inc.(a)	34,050	109,300
Tri Pointe Homes, Inc.(a)	185,996	8,096,406
Universal Electronics, Inc.(a)	12,781	148,004
Total		45,340,125
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.3%
Clarus Corp.	56,620	257,055
Funko, Inc., Class A(a)	60,931	715,939
JAKKS Pacific, Inc.(a)	15,533	452,476
Johnson Outdoors, Inc., Class A	42,994	1,447,178
Latham Group, Inc.(a)	75,166	498,351
MasterCraft Boat Holdings, Inc.(a)	26,291	557,369
Polaris, Inc.	28,000	1,932,000
Revelyst, Inc.(a)	44,900	848,610
Solo Brands, Inc., Class A(a)	21,700	26,908
Total		6,735,886
Specialty Retail 2.1%
Advance Auto Parts, Inc.	39,400	1,629,190
Arhaus, Inc.	195,183	1,938,167
Asbury Automotive Group, Inc.(a)	5,300	1,377,099
Bark, Inc.(a)	241,425	521,478
Designer Brands, Inc.	14,765	73,234
Floor & Decor Holdings, Inc., Class A(a)	17,252	1,935,847
Foot Locker, Inc.(a)	282,610	7,107,642
Genesco, Inc.(a)	44,286	1,487,567
Group 1 Automotive, Inc.	5,500	2,341,900
Haverty Furniture Companies, Inc.	130,973	3,092,273
Lands’ End, Inc.(a)	28,171	449,327
Lithia Motors, Inc., Class A	15,226	5,890,939
MarineMax, Inc.(a)	36,900	1,266,408
OneWater Marine, Inc., Class A(a)	52,600	1,167,194
PetMed Express, Inc.(a)	146,200	676,906
Signet Jewelers Ltd.	14,900	1,492,980
Sleep Number Corp.(a)	88,399	1,325,985
Sonic Automotive, Inc., Class A	79,599	5,503,475
Stitch Fix, Inc., Class A(a)	422,563	2,011,400
ThredUp, Inc., Class A(a)	92,108	159,347
Tilly’s, Inc.(a)	23,225	103,816
Zumiez, Inc.(a)	77,362	1,707,379
Total		43,259,553
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	27,400	1,495,218
G-III Apparel Group Ltd.(a)	52,800	1,564,464
Movado Group, Inc.	86,303	1,756,266
Oxford Industries, Inc.	24,500	2,037,665
Steven Madden Ltd.	37,000	1,686,460
Superior Group of Cos, Inc.	17,433	295,140
Unifi, Inc.(a)	62	345
Wolverine World Wide, Inc.	147,725	3,425,743
Total		12,261,301
Total Consumer Discretionary		218,276,947
Consumer Staples 3.2%
Beverages 0.0%
MGP Ingredients, Inc.	21,000	971,880
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The)	83,739	3,997,700
Maplebear, Inc.(a)	128,437	5,608,844
SpartanNash Co.	63,685	1,208,741
Sprouts Farmers Market, Inc.(a)	35,319	5,456,079
The Chefs’ Warehouse(a)	117,090	5,235,094
Total		21,506,458
Food Products 0.8%
Calavo Growers, Inc.	4,298	119,098
Cal-Maine Foods, Inc.	17,400	1,698,414
Dole PLC	115,566	1,741,580
Fresh Del Monte Produce, Inc.	39,379	1,329,041
Freshpet, Inc.(a)	35,538	5,439,091
Hain Celestial Group, Inc. (The)(a)	179,400	1,483,638
Utz Brands, Inc.	211,377	3,680,073
WK Kellogg Co.	87,500	1,820,000
Total		17,310,935
Household Products 0.5%
Central Garden & Pet Co.(a)	23,000	914,250
Central Garden & Pet Co., Class A(a)	26,571	897,834
Energizer Holdings, Inc.	27,100	1,032,781
WD-40 Co.	24,765	6,862,134
Total		9,706,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.8%
Edgewell Personal Care Co.	56,700	2,074,086
elf Beauty, Inc.(a)	19,503	2,526,029
Herbalife Ltd.(a)	803,368	6,242,169
Honest Co., Inc. (The)(a)	180,759	1,498,492
Inter Parfums, Inc.	4,700	647,002
Medifast, Inc.(a)	62,160	1,222,687
Nature’s Sunshine Products, Inc.(a)	17,201	279,344
Nu Skin Enterprises, Inc., Class A	220,500	1,609,650
Usana Health Sciences, Inc.(a)	17,479	673,466
Total		16,772,925
Total Consumer Staples		66,269,197
Energy 4.4%
Energy Equipment & Services 1.7%
Cactus, Inc., Class A	130,437	8,955,804
Expro Group Holdings NV(a)	142,549	1,980,006
Helix Energy Solutions Group, Inc.(a)	138,480	1,480,351
Innovex International, Inc.(a)	88,500	1,439,895
Kodiak Gas Services, Inc.	185,161	7,487,911
Liberty Energy, Inc., Class A	60,600	1,115,040
National Energy Services Reunited Corp.(a)	129,600	1,139,184
Oil States International, Inc.(a)	120,081	660,446
ProFrac Holding Corp., Class A(a)	148,700	1,348,709
ProPetro Holding Corp.(a)	249,200	2,093,280
RPC, Inc.	220,100	1,417,444
Select Energy Services, Inc., Class A	69,800	1,030,946
TechnipFMC PLC	129,162	4,051,812
Total		34,200,828
Oil, Gas & Consumable Fuels 2.7%
Baytex Energy Corp.	651,388	1,856,456
Berry Corp.	134,460	548,597
California Resources Corp.	64,589	3,821,085
CONSOL Energy, Inc.	12,780	1,670,346
Crescent Energy Co., Class A	128,175	1,905,962
CVR Energy, Inc.	74,500	1,441,575
Delek U.S. Holdings, Inc.	150,218	2,861,653
DHT Holdings, Inc.	92,503	871,378
Excelerate Energy, Inc., Class A	129,726	4,017,614

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Granite Ridge Resources, Inc.	45,800	295,410
Gulfport Energy Corp.(a)	10,003	1,758,527
International Seaways, Inc.	25,900	1,010,100
Kosmos Energy Ltd.(a)	518,300	2,042,102
Matador Resources Co.	67,419	4,045,814
NextDecade Corp.(a)	296,500	2,146,660
Northern Oil & Gas, Inc.	48,800	2,122,312
Par Pacific Holdings, Inc.(a)	119,500	2,082,885
PBF Energy, Inc., Class A	138,519	4,361,963
REX American Resources Corp.(a)	50,889	2,204,003
SM Energy Co.	45,611	2,061,161
Talos Energy, Inc.(a)	162,100	1,823,625
Teekay Tankers Ltd., Class A	62,562	2,518,121
VAALCO Energy, Inc.	306,000	1,566,720
Vital Energy, Inc.(a)	60,700	1,992,781
World Kinect Corp.	178,227	5,159,672
Total		56,186,522
Total Energy		90,387,350
Financials 17.3%
Banks 9.3%
1st Source Corp.	10,837	703,213
Amalgamated Financial Corp.	13,543	482,537
Amerant Bancorp, Inc.	68,954	1,714,886
Arrow Financial Corp.	14,200	468,316
Associated Banc-Corp.	77,808	2,076,696
Banc of California, Inc.	544,536	9,382,355
Bank of Marin Bancorp	18,100	457,568
Bank of NT Butterfield & Son Ltd. (The)	57,602	2,184,844
Bank7 Corp.	5,960	284,054
BankUnited, Inc.	232,720	9,790,530
Bankwell Financial Group, Inc.	4,074	135,053
Baycom Corp.	22,701	658,102
BCB Bancorp, Inc.	44,941	596,367
Berkshire Hills Bancorp, Inc.	144,749	4,411,950
Bridgewater Bancshares, Inc.(a)	38,000	566,200
Brookline Bancorp, Inc.	136,011	1,712,378
Business First Bancshares, Inc.	7,902	225,207
Byline Bancorp, Inc.	28,416	892,831
Camden National Corp.	22,200	1,045,842
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Bancorp, Inc.	7,961	230,551
Capital City Bank Group, Inc.	12,054	474,445
Capitol Federal Financial, Inc.	236,600	1,580,488
Carter Bankshares, Inc.(a)	24,100	450,188
Cathay General Bancorp	35,500	1,846,355
Central Pacific Financial Corp.	78,251	2,497,772
Chemung Financial Corp.	500	26,165
Civista Bancshares, Inc.	30,162	690,107
CNB Financial Corp.	22,580	630,208
Columbia Banking System, Inc.	67,000	2,077,670
Community Trust Bancorp, Inc.	39,912	2,354,010
ConnectOne Bancorp, Inc.	90,436	2,486,990
CrossFirst Bankshares, Inc.(a)	91,400	1,582,134
Cullen/Frost Bankers, Inc.	8,388	1,179,521
Dime Community Bancshares, Inc.	49,600	1,779,648
Eagle Bancorp, Inc.	65,600	1,926,016
Eastern Bankshares, Inc.	41,857	780,214
Enterprise Financial Services Corp.	34,800	2,108,532
Equity Bancshares, Inc., Class A	667	32,009
FB Financial Corp.	65,456	3,694,991
Financial Institutions, Inc.	40,680	1,104,869
First BanCorp	296,330	6,128,104
First Busey Corp.	15,400	411,026
First Business Financial Services, Inc.	10,742	538,389
First Financial Corp.	19,895	971,672
First Foundation, Inc.	293,968	2,337,046
First Hawaiian, Inc.	73,900	2,040,379
First Internet Bancorp	37,965	1,591,872
First Interstate Bancsystem, Inc.	44,800	1,566,656
First Merchants Corp.	10,431	456,356
First Mid Bancshares, Inc.	11,300	474,713
First of Long Island Corp. (The)	29,400	425,418
Five Star Bancorp	8,654	285,149
Flushing Financial Corp.	133,172	2,362,471
Great Southern Bancorp, Inc.	12,645	810,165
Guaranty Bancshares, Inc.	7,604	279,979
Hancock Whitney Corp.	4,193	248,980
Hanmi Financial Corp.	111,170	2,940,446
HarborOne Bancorp, Inc.	57,229	737,110
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HBT Financial, Inc.	3,754	89,908
Heritage Commerce Corp.	91,900	975,978
Heritage Financial Corp.	56,759	1,501,276
Hilltop Holdings, Inc.	166,740	5,277,321
Hingham Institution for Savings	1,700	481,542
Home Bancorp, Inc.	12,928	655,837
HomeStreet, Inc.(a)	53,500	635,580
HomeTrust Bancshares, Inc.	12,855	476,792
Hope Bancorp, Inc.	144,600	1,969,452
Horizon Bancorp, Inc.	51,200	936,448
Independent Bank Corp.	19,000	1,375,410
Independent Bank Corp.	74,255	2,794,216
Independent Bank Group, Inc.	7,400	495,208
Investar Holding Corp.	17,000	404,940
Kearny Financial Corp.	256,271	2,029,666
Live Oak Bancshares, Inc.	66,767	3,164,756
Mercantile Bank Corp.	17,943	898,047
Metropolitan Bank Holding Corp.(a)	28,914	1,877,675
Mid Penn Bancorp, Inc.	12,900	413,445
Midland States Bancorp, Inc.	64,348	1,727,744
MidWestOne Financial Group, Inc.	29,700	978,615
MVB Financial Corp.	1,646	35,521
NB Bancorp, Inc.(a)	79,300	1,597,102
Northeast Bank	4,030	396,754
Northeast Community Bancorp, Inc.	26,700	805,005
Northfield Bancorp, Inc.	196,218	2,625,397
Northrim BanCorp, Inc.	5,600	476,392
OceanFirst Financial Corp.	153,976	3,184,224
OFG Bancorp	52,827	2,399,402
Orange County Bancorp, Inc.	1,250	74,550
Origin Bancorp, Inc.	7,280	250,141
Pacific Premier Bancorp, Inc.	45,000	1,278,000
Parke Bancorp, Inc.	14,400	339,984
PCB Bancorp	10,400	223,496
Peapack-Gladstone Financial Corp.	60,973	2,203,564
Pinnacle Financial Partners, Inc.	32,401	4,118,491
Preferred Bank	30,044	2,834,051
Premier Financial Corp.	56,400	1,562,844
Primis Financial Corp.	57,481	718,513
Common Stocks (continued)
Issuer	Shares	Value ($)
Provident Bancorp, Inc.(a)	7,884	92,006
Provident Financial Services, Inc.	87,759	1,853,470
QCR Holdings, Inc.	20,854	1,920,862
RBB Bancorp	35,512	847,316
Republic Bancorp, Inc.	2,340	178,484
Sandy Spring Bancorp, Inc.	61,000	2,298,480
Shore Bancshares, Inc.	35,247	579,813
Sierra Bancorp	29,451	926,823
Simmons First National Corp., Class A	86,800	2,123,128
SmartFinancial, Inc.	1,642	59,539
South Plains Financial, Inc.	21,480	835,357
Southern First Bancshares, Inc.(a)	9,798	437,873
Southern Missouri Bancorp, Inc.	8,100	531,765
Southern States Bancshares, Inc.	852	31,711
Texas Capital Bancshares, Inc.(a)	99,415	8,793,257
Third Coast Bancshares, Inc.(a)	18,083	641,947
Tompkins Financial Corp.	16,500	1,259,115
Towne Bank	71,513	2,619,521
Trico Bancshares	3,600	174,024
TrustCo Bank Corp.	28,760	1,071,022
Trustmark Corp.	19,793	774,104
UMB Financial Corp.	43,314	5,435,474
Unity Bancorp, Inc.	5,301	240,665
Univest Corporation of Pennsylvania	49,700	1,578,472
Valley National Bancorp	203,800	2,168,432
Veritex Holdings, Inc.	83,862	2,550,243
WaFd, Inc.	56,925	2,082,317
Washington Trust Bancorp, Inc.	43,100	1,600,734
Total		189,916,984
Capital Markets 1.6%
Diamond Hill Investment Group, Inc.	6,200	1,025,170
Evercore, Inc., Class A	14,954	4,604,337
Federated Hermes, Inc., Class B	45,900	1,962,225
Hamilton Lane, Inc., Class A	28,695	5,520,918
Perella Weinberg Partners	43,500	1,116,645
Piper Sandler Companies	19,126	6,560,027
Robinhood Markets, Inc., Class A(a)	137,339	5,155,706
StoneX Group, Inc.(a)	20,486	2,125,627

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Virtu Financial, Inc. Class A	56,600	2,111,746
Virtus Investment Partners, Inc.	8,300	2,049,851
Total		32,232,252
Consumer Finance 1.0%
Bread Financial Holdings, Inc.	150,800	8,871,564
Green Dot Corp., Class A(a)	131,949	1,355,116
LendingTree, Inc.(a)	21,704	959,534
Navient Corp.	137,248	2,138,324
Oportun Financial Corp.(a)	36,025	143,379
PRA Group, Inc.(a)	15,100	320,120
PROG Holdings, Inc.	53,885	2,622,044
Regional Management Corp.	6,724	205,284
SLM Corp.	109,841	3,007,447
Upstart Holdings, Inc.(a)	13,700	1,079,423
Total		20,702,235
Financial Services 2.3%
AvidXchange Holdings, Inc.(a)	207,050	2,368,652
Banco Latinoamericano de Comercio Exterior SA, Class E	4,733	161,253
Cass Information Systems, Inc.	9,300	417,291
Corebridge Financial, Inc.	14,956	484,126
Enact Holdings, Inc.	126,597	4,457,480
Essent Group Ltd.	35,500	2,051,190
Euronet Worldwide, Inc.(a)	19,200	2,018,496
FS Bancorp, Inc.	12,915	616,046
International Money Express, Inc.(a)	34,000	716,380
Jackson Financial, Inc., Class A	92,351	9,252,647
Merchants Bancorp	81,955	3,383,102
MGIC Investment Corp.	83,100	2,182,206
NCR Atleos Corp.(a)	35,450	1,163,114
NMI Holdings, Inc., Class A(a)	52,100	2,083,479
Onity Group, Inc.(a)	4,592	141,755
Payoneer Global, Inc.(a)	74,900	817,159
Paysafe Ltd.(a)	93,185	1,852,518
PennyMac Financial Services, Inc.	43,081	4,615,268
Radian Group, Inc.	58,600	2,097,294
Remitly Global, Inc.(a)	170,337	3,502,129
Western Union Co. (The)	169,800	1,869,498
Total		46,251,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.9%
Ambac Financial Group, Inc.(a)	123,400	1,584,456
Assured Guaranty Ltd.	15,300	1,427,184
Axis Capital Holdings Ltd.	16,600	1,544,464
Bowhead Specialty Holdings, Inc.(a)	36,823	1,356,559
CNO Financial Group, Inc.	153,839	6,138,176
Donegal Group, Inc., Class A	8,101	134,801
eHealth, Inc.(a)	23,995	135,572
Employers Holdings, Inc.	69,438	3,705,212
F&G Annuities & Life, Inc.	19,000	918,270
Fidelis Insurance Holdings Ltd.	90,887	1,865,910
Genworth Financial, Inc., Class A(a)	366,762	2,860,744
Hamilton Insurance Group Ltd., Class B(a)	100,039	1,908,744
Hanover Insurance Group, Inc. (The)	15,028	2,479,770
Heritage Insurance Holdings, Inc.(a)	170,711	2,121,938
Hippo Holdings, Inc.(a)	38,305	1,265,597
Horace Mann Educators Corp.	52,525	2,199,222
James River Group Holdings Ltd.	95,135	446,183
Kemper Corp.	26,000	1,858,740
Lincoln National Corp.	30,600	1,087,524
Mercury General Corp.	68,170	5,382,703
Oscar Health, Inc., Class A(a)	46,597	807,526
ProAssurance Corp.(a)	141,910	2,372,735
Reinsurance Group of America, Inc.	19,346	4,418,626
Safety Insurance Group, Inc.	13,101	1,124,590
Selectquote, Inc.(a)	82,405	246,391
SiriusPoint Ltd.(a)	61,000	940,620
Skyward Specialty Insurance Group, Inc.(a)	53,523	2,896,129
Stewart Information Services Corp.	24,896	1,869,441
United Fire Group, Inc.	42,323	1,295,084
Universal Insurance Holdings, Inc.	46,434	1,050,801
White Mountains Insurance Group Ltd.	1,020	2,050,190
Total		59,493,902
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Angel Oak Mortgage REIT, Inc.	12,825	125,813
Apollo Commercial Real Estate Finance, Inc.	116,300	1,075,775
Ares Commercial Real Estate Corp.	148,600	1,072,892
BrightSpire Capital, Inc.	148,407	940,900
Claros Mortgage Trust, Inc.	93,000	631,470
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Granite Point Mortgage Trust, Inc.	178,900	635,095
New York Mortgage Trust, Inc.	50,924	312,673
Nexpoint Real Estate Finance, Inc.	4,800	85,296
Rithm Property Trust, Inc.	97,061	295,066
Total		5,174,980
Total Financials		353,771,436
Health Care 11.7%
Biotechnology 5.0%
ACELYRIN, Inc.(a)	229,098	1,042,396
Agios Pharmaceuticals, Inc.(a)	72,408	4,300,311
Alector, Inc.(a)	58,627	151,844
Allogene Therapeutics, Inc.(a)	201,876	500,653
Amicus Therapeutics, Inc.(a)	437,652	4,367,767
Anika Therapeutics, Inc.(a)	9,283	164,495
Arcturus Therapeutics Holdings, Inc.(a)	9,115	167,169
Arrowhead Pharmaceuticals, Inc.(a)	81,598	2,123,996
Biohaven Ltd.(a)	76,478	3,518,753
Blueprint Medicines Corp.(a)	59,542	5,738,658
CareDx, Inc.(a)	126,198	3,096,899
Caribou Biosciences, Inc.(a)	408,058	893,647
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	343,898	419,556
Cytokinetics, Inc.(a)	65,586	3,401,290
Design Therapeutics, Inc.(a)	4,061	24,366
Editas Medicine, Inc.(a)	225,228	504,511
Enanta Pharmaceuticals, Inc.(a)	6,279	53,999
Entrada Therapeutics, Inc.(a)	40,616	807,852
Fate Therapeutics, Inc.(a)	176,977	561,017
Generation Bio Co.(a)	8,612	13,090
Halozyme Therapeutics, Inc.(a)	117,595	5,668,079
Insmed, Inc.(a)	101,840	7,654,294
Ironwood Pharmaceuticals, Inc.(a)	245,951	865,748
iTeos Therapeutics, Inc.(a)	204,678	1,749,997
Kodiak Sciences, Inc.(a)	24,510	163,482
Kyverna Therapeutics, Inc.(a)	187,595	1,082,423
Lyell Immunopharma, Inc.(a)	37,489	35,431
MacroGenics, Inc.(a)	33,432	120,021
Madrigal Pharmaceuticals, Inc.(a)	3,717	1,219,882
Mersana Therapeutics, Inc.(a)	44,347	101,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Natera, Inc.(a)	14,887	2,497,741
Organogenesis Holdings, Inc.(a)	34,259	132,582
PMV Pharmaceuticals, Inc.(a)	25,629	41,519
Poseida Therapeutics, Inc.(a)	53,502	498,104
PTC Therapeutics, Inc.(a)	24,790	1,087,785
Q32 Bio, Inc.(a)	15,543	418,262
REGENXBIO, Inc.(a)	209,585	2,079,083
Relay Therapeutics, Inc.(a)	302,841	1,423,353
Revolution Medicines, Inc.(a)	114,529	6,625,503
Sage Therapeutics, Inc.(a)	119,358	652,888
Sutro Biopharma, Inc.(a)	180,401	478,063
Travere Therapeutics, Inc.(a)	263,067	4,948,290
Twist Bioscience Corp.(a)	96,913	4,766,181
Vanda Pharmaceuticals, Inc.(a)	191,220	984,783
Vaxcyte, Inc.(a)	75,906	7,160,972
Vericel Corp.(a)	152,459	8,863,966
Verve Therapeutics, Inc.(a)	342,594	1,921,952
Viking Therapeutics, Inc.(a)	43,397	2,297,437
Xenon Pharmaceuticals, Inc.(a)	72,473	3,089,524
Zentalis Pharmaceuticals, Inc.(a)	141,433	510,573
Zymeworks, Inc.(a)	116,026	1,634,806
Total		102,626,104
Health Care Equipment & Supplies 3.4%
Angiodynamics, Inc.(a)	153,210	1,061,745
Embecta Corp.	17,548	365,525
Envista Holdings Corp.(a)	99,700	2,222,313
Establishment Labs Holdings, Inc.(a)	66,576	3,055,173
Glaukos Corp.(a)	25,380	3,645,837
Inari Medical, Inc.(a)	48,099	2,497,300
Inmode Ltd.(a)	107,700	2,103,381
Inogen, Inc.(a)	73,287	711,617
iRhythm Technologies, Inc.(a)	42,024	3,654,617
Lantheus Holdings, Inc.(a)	18,924	1,689,345
LeMaitre Vascular, Inc.	132,891	14,218,008
Merit Medical Systems, Inc.(a)	140,812	14,630,367
Neogen Corp.(a)	574,283	8,143,333
Nevro Corp.(a)	154,151	709,095
OraSure Technologies, Inc.(a)	171,675	652,365
PROCEPT BioRobotics Corp.(a)	33,984	3,248,530

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TransMedics Group, Inc.(a)	16,813	1,457,855
Utah Medical Products, Inc.	11,900	776,475
Varex Imaging Corp.(a)	153,470	2,559,880
Zimvie, Inc.(a)	63,036	930,411
Zynex, Inc.(a)	92,700	771,264
Total		69,104,436
Health Care Providers & Services 0.6%
Acadia Healthcare Co., Inc.(a)	51,820	2,105,447
Aveanna Healthcare Holdings, Inc.(a)	49,641	288,414
Castle Biosciences, Inc.(a)	57,848	1,751,637
Concentra Group Holdings Parent, Inc.	28,647	625,088
Cross Country Healthcare, Inc.(a)	166,561	1,792,196
National Research Corp., Class A	32,000	629,120
PACS Group, Inc.(a)	88,738	1,402,948
Patterson Companies, Inc.	99,000	2,127,510
Select Medical Holdings Corp.	35,500	749,405
Total		11,471,765
Health Care Technology 0.6%
Evolent Health, Inc., Class A(a)	207,489	2,680,758
Simulations Plus, Inc.	172,614	5,483,947
TruBridge, Inc.(a)	52,100	935,195
Waystar Holding Corp.(a)	94,697	2,924,243
Total		12,024,143
Life Sciences Tools & Services 1.5%
Azenta, Inc.(a)	97,856	4,521,926
Codexis, Inc.(a)	69,593	318,736
Maravai LifeSciences Holdings, Inc., Class A(a)	271,163	1,537,494
Mesa Laboratories, Inc.	45,074	5,279,968
Personalis, Inc.(a)	3,972	15,769
Repligen Corp.(a)	53,015	7,980,878
Stevanato Group SpA	531,220	10,640,337
Total		30,295,108
Pharmaceuticals 0.6%
Amphastar Pharmaceuticals, Inc.(a)	34,500	1,559,055
ANI Pharmaceuticals, Inc.(a)	10,800	618,084
Arvinas, Inc.(a)	105,590	2,821,365
Atea Pharmaceuticals, Inc.(a)	87,519	299,315
Biote Corp., Class A(a)	32,863	217,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Intra-Cellular Therapies, Inc.(a)	64,716	5,542,925
Nektar Therapeutics(a)	212,719	242,500
Neumora Therapeutics, Inc.(a)	29,022	288,479
Pacira Pharmaceuticals, Inc.(a)	4,100	69,331
Phibro Animal Health Corp., Class A	35,013	818,254
Theravance Biopharma, Inc.(a)	102,387	947,080
Total		13,423,612
Total Health Care		238,945,168
Industrials 26.0%
Aerospace & Defense 0.9%
Aerovironment, Inc.(a)	14,037	2,730,196
AerSale Corp.(a)	142,859	900,012
Astronics Corp.(a)	7,452	120,350
Hexcel Corp.	62,545	3,964,728
Mercury Systems, Inc.(a)	83,628	3,439,620
National Presto Industries, Inc.	14,500	1,155,940
Redwire Corp.(a)	83,728	1,168,843
Rocket Lab, Inc.(a)	124,234	3,389,103
V2X, Inc.(a)	36,549	2,202,077
Total		19,070,869
Air Freight & Logistics 0.0%
Air Transport Services Group, Inc.(a)	26,100	573,156
Radiant Logistics, Inc.(a)	12,690	94,921
Total		668,077
Building Products 4.2%
AAON, Inc.	203,787	27,784,320
American Woodmark Corp.(a)	15,900	1,443,402
Apogee Enterprises, Inc.	12,100	1,018,941
Armstrong World Industries, Inc.	9,500	1,518,385
AZZ, Inc.	10,000	931,400
CSW Industrials, Inc.	37,145	15,689,676
Insteel Industries, Inc.	56,329	1,660,579
Janus International Group, Inc.(a)	256,000	1,914,880
JELD-WEN Holding, Inc.(a)	124,572	1,356,589
Resideo Technologies, Inc.(a)	81,200	2,207,016
Simpson Manufacturing Co., Inc.	118,454	22,316,734
Trex Company, Inc.(a)	117,160	8,790,515
Total		86,632,437
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.3%
ABM Industries, Inc.	27,100	1,549,307
ACV Auctions, Inc., Class A(a)	229,584	5,193,190
Brink’s Co. (The)	19,700	1,905,187
Casella Waste Systems, Inc., Class A(a)	270,679	30,643,570
Ennis, Inc.	51,100	1,089,963
Enviri Corp.(a)	122,127	903,740
Healthcare Services Group, Inc.(a)	91,900	1,134,046
Interface, Inc.	107,471	2,853,355
MillerKnoll, Inc.	64,400	1,619,016
MSA Safety, Inc.	66,882	11,624,760
Steelcase, Inc., Class A	261,999	3,529,127
Tetra Tech, Inc.	29,893	1,240,858
Unifirst Corp.	7,900	1,586,873
Vestis Corp.	155,699	2,503,640
Total		67,376,632
Construction & Engineering 2.3%
Arcosa, Inc.	63,271	6,873,761
Concrete Pumping Holdings, Inc.(a)	96,500	667,780
Construction Partners, Inc., Class A(a)	212,814	21,624,031
Fluor Corp.(a)	55,591	3,120,323
MasTec, Inc.(a)	27,342	3,938,888
Matrix Service Co.(a)	34,819	461,700
Tutor Perini Corp.(a)	191,286	5,199,153
Valmont Industries, Inc.	17,081	5,941,797
Total		47,827,433
Electrical Equipment 0.8%
Allient, Inc.	15,160	393,705
Bloom Energy Corp., Class A(a)	188,956	5,186,842
NEXTracker, Inc., Class A(a)	103,513	3,950,056
Preformed Line Products Co.	3,000	408,060
Thermon(a)	63,300	1,997,748
Vicor Corp.(a)	62,608	3,331,372
Total		15,267,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.7%
Covenant Logistics Group, Inc., Class A	17,556	1,019,652
FTAI Infrastructure, Inc.	244,498	2,114,908
Heartland Express, Inc.	111,078	1,418,466
Lyft, Inc., Class A(a)	281,286	4,883,125
Marten Transport Ltd.	134,056	2,329,893
Ryder System, Inc.	3,032	511,923
Schneider National, Inc., Class B	51,400	1,727,554
Total		14,005,521
Machinery 6.1%
Albany International Corp., Class A	19,300	1,599,970
Astec Industries, Inc.	40,784	1,574,670
Atmus Filtration Technologies, Inc.	49,400	2,138,526
Barnes Group, Inc.	42,500	1,990,700
Chart Industries, Inc.(a)	28,900	5,584,925
Douglas Dynamics, Inc.	42,500	1,100,325
Esab Corp.	49,415	6,378,488
ESCO Technologies, Inc.	79,547	11,805,570
Federal Signal Corp.	106,180	10,342,994
Gates Industrial Corp. PLC(a)	69,200	1,533,472
Greenbrier Companies, Inc. (The)	28,732	1,953,776
Helios Technologies, Inc.	154,106	8,062,826
Hillenbrand, Inc.	59,600	2,028,188
Hillman Solutions Corp.(a)	568,325	6,478,905
ITT, Inc.	25,814	4,030,082
John Bean Technologies Corp.	87,850	11,070,857
Kennametal, Inc.	32,000	918,400
LB Foster Co., Class A(a)	19,700	565,981
Lindsay Corp.	11,700	1,553,409
Manitowoc Co., Inc. (The)(a)	79,904	849,380
Mayville Engineering Co., Inc.(a)	34,619	583,330
Miller Industries, Inc.	13,300	979,146
Proto Labs, Inc.(a)	42,400	1,746,456
RBC Bearings, Inc.(a)	45,482	15,241,473
REV Group, Inc.	62,792	1,947,808
Shyft Group, Inc. (The)	39,143	551,916
SPX Technologies, Inc.(a)	86,827	15,319,756
Timken Co. (The)	24,700	1,913,015

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trinity Industries, Inc.	48,753	1,837,988
Wabash National Corp.	105,700	2,096,031
Total		123,778,363
Marine Transportation 0.1%
Golden Ocean Group Ltd.	154,532	1,545,320
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	31,600	1,662,160
Allegiant Travel Co.	85,486	6,996,174
Sun Country Airlines Holdings, Inc.(a)	32,900	473,431
Total		9,131,765
Professional Services 3.6%
CBIZ, Inc.(a)	35,137	2,901,613
Concentrix Corp.	26,700	1,200,165
Conduent, Inc.(a)	326,588	1,218,173
ExlService Holdings, Inc.(a)	160,382	7,435,310
Exponent, Inc.	175,876	17,360,720
Forrester Research, Inc.(a)	35,800	617,550
Heidrick & Struggles International, Inc.	66,289	3,058,575
Huron Consulting Group, Inc.(a)	8,800	1,080,728
IBEX Holdings Ltd.(a)	7,350	150,675
Insperity, Inc.	19,100	1,506,035
KBR, Inc.	16,480	1,002,478
Kelly Services, Inc., Class A	54,339	796,066
Kforce, Inc.	34,100	2,045,659
Korn/Ferry International	27,200	2,130,848
ManpowerGroup, Inc.	49,119	3,161,790
MAXIMUS, Inc.	26,600	1,981,700
Mistras Group, Inc.(a)	40,414	376,254
Paycor HCM, Inc.(a)	446,130	8,057,108
Planet Labs PBC(a)	497,410	1,954,821
Resources Connection, Inc.	290,964	2,455,736
TaskUS, Inc., Class A(a)	10,304	151,057
TrueBlue, Inc.(a)	238,171	1,791,046
UL Solutions, Inc., Class A	124,016	6,663,380
Verra Mobility Corp.(a)	209,233	4,950,453
Total		74,047,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.5%
Air Lease Corp.	46,282	2,355,754
Applied Industrial Technologies, Inc.	36,104	9,918,491
BlueLinx Holdings, Inc.(a)	7,148	898,503
Boise Cascade Co.	38,992	5,755,219
DNOW, Inc.(a)	97,355	1,465,193
DXP Enterprises, Inc.(a)	7,800	571,506
FTAI Aviation Ltd.	58,278	9,838,492
Global Industrial Co.	38,427	1,085,563
McGrath Rentcorp	7,500	913,875
MSC Industrial Direct Co., Inc., Class A	24,700	2,121,236
Rush Enterprises, Inc., Class A	129,108	7,998,210
SiteOne Landscape Supply, Inc.(a)	92,286	14,142,829
Titan Machinery, Inc.(a)	77,000	1,189,650
Transcat, Inc.(a)	67,538	7,084,061
WESCO International, Inc.	32,089	6,789,070
Total		72,127,652
Total Industrials		531,479,792
Information Technology 15.6%
Communications Equipment 0.9%
Aviat Networks, Inc.(a)	36,300	574,629
Ciena Corp.(a)	56,171	3,916,242
CommScope Holding Co., Inc.(a)	157,251	750,087
Digi International, Inc.(a)	275,645	9,156,927
NETGEAR, Inc.(a)	106,441	2,618,449
Ribbon Communications, Inc.(a)	132,289	517,250
Total		17,533,584
Electronic Equipment, Instruments & Components 2.6%
Arrow Electronics, Inc.(a)	17,100	2,054,736
Avnet, Inc.	37,100	2,029,741
Belden, Inc.	17,200	2,105,280
Crane NXT Co.	35,800	2,243,944
ePlus, Inc.(a)	12,300	994,578
Fabrinet(a)	21,433	5,027,753
FARO Technologies, Inc.(a)	50,948	1,337,385
Ingram Micro Holding Corp.(a)	157,198	3,744,456
IPG Photonics Corp.(a)	20,400	1,592,016
Itron, Inc.(a)	11,800	1,398,654
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kimball Electronics, Inc.(a)	54,700	1,072,667
Littelfuse, Inc.	14,665	3,617,416
Methode Electronics, Inc.	217,947	2,379,981
Novanta, Inc.(a)	85,399	14,259,925
OSI Systems, Inc.(a)	5,800	1,028,920
PC Connection, Inc.	6,000	435,480
Plexus Corp.(a)	12,976	2,133,255
Sanmina Corp.(a)	14,200	1,127,622
Scansource, Inc.(a)	60,234	3,036,396
Vishay Intertechnology, Inc.	119,900	2,290,090
Total		53,910,295
IT Services 0.6%
ASGN, Inc.(a)	21,500	1,968,325
Core Scientific, Inc.(a)	119,332	2,133,656
DigitalOcean Holdings, Inc.(a)	80,942	3,082,271
Globant SA(a)	13,736	3,128,512
Hackett Group	15,400	482,636
Kyndryl Holdings, Inc.(a)	15,573	540,539
Rackspace Technology, Inc.(a)	260,404	697,883
Unisys Corp.(a)	145,735	1,162,965
Total		13,196,787
Semiconductors & Semiconductor Equipment 1.4%
Allegro MicroSystems, Inc.(a)	231,528	5,031,104
Amkor Technology, Inc.	24,101	637,230
Credo Technology Group Holding Ltd.(a)	83,101	4,068,625
Diodes, Inc.(a)	33,100	2,151,500
MACOM Technology Solutions Holdings, Inc.(a)	19,510	2,591,318
MKS Instruments, Inc.	20,992	2,385,531
Onto Innovation, Inc.(a)	19,306	3,169,659
Penguin Solutions, Inc.(a)	37,640	682,790
Photronics, Inc.(a)	81,700	2,035,147
Rambus, Inc.(a)	100,103	5,786,954
Total		28,539,858
Software 10.1%
Adeia, Inc.	188,209	2,281,093
Agilysys, Inc.(a)	49,967	6,710,568
Alkami Technology, Inc.(a)	73,702	2,909,018
Altair Engineering, Inc., Class A(a)	141,603	14,954,693
Common Stocks (continued)
Issuer	Shares	Value ($)
Blackline, Inc.(a)	265,041	16,435,192
Box, Inc., Class A(a)	112,399	3,944,081
Braze, Inc., Class A(a)	76,395	3,034,409
CCC Intelligent Solutions Holdings, Inc.(a)	759,125	9,564,975
Clear Secure, Inc., Class A	104,022	2,692,089
Clearwater Analytics Holdings, Inc., Class A(a)	521,351	16,182,735
Confluent, Inc., Class A(a)	169,742	5,234,843
CS Disco, Inc.(a)	33,553	198,634
Descartes Systems Group, Inc. (The)(a)	204,100	23,853,167
Dropbox, Inc., Class A(a)	105,366	2,914,424
E2open Parent Holdings, Inc.(a)	320,167	973,308
Elastic NV(a)	15,458	1,692,033
Freshworks, Inc., Class A(a)	336,941	5,387,687
Gitlab, Inc., Class A(a)	50,368	3,210,960
Informatica, Inc., Class A(a)	120,177	3,187,094
JFrog Ltd.(a)	108,420	3,377,283
Logility Supply Chain Solutions, Inc., Class A	26,275	276,676
MARA Holdings, Inc.(a)	80,547	2,208,599
MeridianLink, Inc.(a)	94,272	2,201,251
Nutanix, Inc., Class A(a)	73,005	4,765,766
Olo, Inc., Class A(a)	12,060	87,917
ON24, Inc.(a)	24,475	161,780
Ooma, Inc.(a)	21,001	310,815
Q2 Holdings, Inc.(a)	115,120	12,057,669
Rubrik, Inc., Class A(a)	29,213	1,484,605
SentinelOne, Inc., Class A(a)	178,398	4,986,224
SPS Commerce, Inc.(a)	80,105	15,465,872
Telos Corp.(a)	40,673	138,288
UiPath, Inc., Class A(a)	173,462	2,464,895
Upland Software, Inc.(a)	91,312	335,115
Varonis Systems, Inc.(a)	69,928	3,493,603
Vertex, Inc.(a)	267,873	14,532,110
Workiva, Inc., Class A(a)	117,801	11,456,147
Xperi, Inc.(a)	103,764	982,645
Total		206,148,263
Total Information Technology		319,328,787

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.4%
Chemicals 1.5%
AdvanSix, Inc.	59,187	1,921,802
American Vanguard Corp.	160,281	963,289
Balchem Corp.	74,597	13,466,250
Cabot Corp.	9,800	1,074,276
Core Molding Technologies, Inc.(a)	23,700	391,998
Ecovyst, Inc.(a)	248,500	1,975,575
Huntsman Corp.	136,211	2,667,011
Ingevity Corp.(a)	35,200	1,709,664
Innospec, Inc.	8,900	1,055,629
Koppers Holdings, Inc.	24,569	944,924
Kronos Worldwide, Inc.	60,504	684,300
Origin Materials, Inc.(a)	319,340	395,982
Rayonier Advanced Materials, Inc.(a)	137,113	1,207,965
Scotts Miracle-Gro Co. (The), Class A	26,985	2,080,274
Stepan Co.	852	65,519
Valhi, Inc.	5,530	141,568
Total		30,746,026
Construction Materials 0.3%
Eagle Materials, Inc.	15,960	4,930,363
Knife River Corp.(a)	15,200	1,573,200
Total		6,503,563
Containers & Packaging 0.2%
Myers Industries, Inc.	128,300	1,488,280
Silgan Holdings, Inc.	25,700	1,478,521
TriMas Corp.	40,200	1,062,084
Total		4,028,885
Metals & Mining 1.2%
Caledonia Mining Corp. PLC	17,250	181,815
Coeur Mining, Inc.(a)	828,619	5,352,879
Commercial Metals Co.	118,621	7,317,729
Constellium SE(a)	91,200	1,118,112
Olympic Steel, Inc.	39,503	1,670,187
Radius Recycling, Inc., Class A	66,092	1,309,943
Ryerson Holding Corp.	101,431	2,606,777
Common Stocks (continued)
Issuer	Shares	Value ($)
SunCoke Energy, Inc.	269,875	3,362,643
Worthington Steel, Inc.	30,085	1,349,011
Total		24,269,096
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	7,706	208,987
Louisiana-Pacific Corp.	19,356	2,287,879
Mercer International, Inc.	66,200	408,454
Sylvamo Corp.	12,400	1,144,396
Total		4,049,716
Total Materials		69,597,286
Real Estate 3.5%
Diversified REITs 0.1%
Alpine Income Properties Trust, Inc.	13,810	247,061
Armada Hoffler Properties, Inc.	20,455	226,028
Empire State Realty Trust, Inc., Class A	182,300	1,998,008
Total		2,471,097
Health Care REITs 0.1%
CareTrust REIT, Inc.	25,045	746,091
Diversified Healthcare Trust	31,465	81,809
Total		827,900
Hotel & Resort REITs 0.8%
Chatham Lodging Trust	104,277	960,391
DiamondRock Hospitality Co.	100,100	928,928
Park Hotels & Resorts, Inc.	107,600	1,673,180
Pebblebrook Hotel Trust	178,123	2,467,004
RLJ Lodging Trust	342,690	3,498,865
Sunstone Hotel Investors, Inc.	373,260	4,012,545
Xenia Hotels & Resorts, Inc.	237,764	3,656,810
Total		17,197,723
Industrial REITs 0.3%
Plymouth Industrial REIT, Inc.	104,073	1,950,328
Terreno Realty Corp.	55,645	3,373,756
Total		5,324,084
Office REITs 0.3%
Easterly Government Properties, Inc.	152,410	1,877,691
Equity Commonwealth(a)	211,470	4,301,300
Orion Office REIT, Inc.	157,878	667,824
Total		6,846,815
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.4%
Cushman & Wakefield PLC(a)	141,800	2,169,540
Douglas Elliman, Inc.(a)	133,804	339,862
FirstService Corp.	86,425	16,782,871
Forestar Group, Inc.(a)	45,639	1,362,324
Howard Hughes Holdings, Inc.(a)	11,032	956,916
Newmark Group, Inc., Class A	166,170	2,572,311
RE/MAX Holdings, Inc., Class A(a)	95,179	1,252,556
RMR Group, Inc. (The), Class A	67,834	1,505,915
Seritage Growth Properties, Class A(a)	258,200	1,177,392
Total		28,119,687
Retail REITs 0.4%
Alexander’s, Inc.	5,400	1,207,494
InvenTrust Properties Corp.	93,921	2,908,733
Phillips Edison & Co., Inc.	94,427	3,729,866
Whitestone REIT	42,055	619,050
Total		8,465,143
Specialized REITs 0.1%
CubeSmart	53,223	2,637,732
Total Real Estate		71,890,181
Utilities 1.6%
Electric Utilities 0.8%
Allete, Inc.	30,800	1,998,304
MGE Energy, Inc.	19,100	1,991,748
NRG Energy, Inc.	57,401	5,832,515
Otter Tail Corp.	26,000	2,096,640
Portland General Electric Co.	42,000	2,012,640
TXNM Energy, Inc.	40,100	1,966,905
Total		15,898,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.5%
Northwest Natural Holding Co.	56,147	2,460,362
Southwest Gas Holdings, Inc.	73,476	5,742,884
Spire, Inc.	28,600	2,093,234
Total		10,296,480
Multi-Utilities 0.3%
Avista Corp.	51,200	1,980,928
Black Hills Corp.	32,600	2,088,682
Northwestern Energy Group, Inc.	35,400	1,955,496
Unitil Corp.	17,900	1,074,358
Total		7,099,464
Total Utilities		33,294,696
Total Common Stocks (Cost $1,694,791,352)		2,007,727,712

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
U.S. Small Cap 0.1%
iShares Russell 2000 Value ETF	10,661	1,922,498
Total Exchange-Traded Equity Funds (Cost $1,841,500)		1,922,498

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 4.802%(e),(f)	35,980,353	35,973,157
Total Money Market Funds (Cost $35,972,997)		35,973,157
Total Investments in Securities (Cost: $1,732,605,849)		2,045,623,367
Other Assets & Liabilities, Net		1,486,037
Net Assets		2,047,109,404

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	40,687,557	125,487,896	(130,200,635)	(1,661)	35,973,157	1,974	462,964	35,980,353
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT102_08_R01_(01/25)